Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland's statutory income tax rate	12.50%	12.50%	12.50%
Valuation allowance for deferred tax assets	$ 23,145,000	$ 24,348,000	$ 21,190,000
Net change in the total valuation allowance	1,200,000	3,100,000
Deferred tax expense/(benefit) resulted from valuation allowance release	3,100,000
Deferred tax liability unrecognized for the undistributed earnings of foreign subsidiaries	0	0	0
Unrecognized tax benefit	2,300,000
Unrecognized Tax Benefits, Period Increase	14,500,000
Total unrecognized tax benefits net of potential benefits	23,200,000	5,800,000	7,200,000
Interest and penalties recognized as an expense	200,000	200,000	100,000
Total accrued interest and penalties	2,400,000	900,000
Tax Jurisdiction Description	In the United States tax periods open to audit include the years ended December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014. In Ireland tax periods open to audit include the years ended December 31, 2010, December 31, 2011, December 31, 2012, December 31, 2013 and December 31, 2014. During such audits, local tax authorities may challenge the positions taken by us in tax returns.
Foreign Country
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Non-U.S subsidiaries Operating loss carry forwards for income tax	95,600,000	96,200,000
Additional operating loss carry forward	5,800,000
Non-U.S subsidiaries tax credit carry forwards for income tax	3,600,000	2,400,000
Expiration period	Expire between 2015 and 2017
Ireland
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Ireland's statutory income tax rate	12.50%
United States
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Expiration period	Expire between 2015 and 2033
U.S. Federal net operating loss carry forwards currently available for offset	11,800,000
Limitation description	Due to change of ownership in 2000, 2010 and 2014, as defined by Section 382 of the Internal Revenue Code of 1986, as amended.
Alternative minimum tax credit carry forwards	300,000
Business credit carry forwards that are available to offset	300,000
United States | Federal
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carry forward	36,879,000
United States | State
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Additional operating loss carry forward	$ 65,140,000